AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 6.6%
Acushnet Holdings Corp.	750	$72,705
Boyd Gaming Corp.	567	47,934
Laureate Education, Inc. (a)	3,120	107,016
Monarch Casino & Resort, Inc.	780	71,393
Phinia, Inc.	1,503	106,969
Urban Outfitters, Inc. (a)(b)	392	27,773
		433,790

Consumer Staples - 5.2%
Mama's Creations, Inc. (a)	2,308	34,851
Nature's Sunshine Products, Inc. (a)	2,189	55,207
PriceSmart, Inc.	1,262	179,469
Turning Point Brands, Inc.	570	69,055
		338,582

Energy - 3.9%
Archrock, Inc.	5,912	174,936
REX American Resources Corp. (a)	2,427	82,057
		256,993

Financials - 14.4%
Bread Financial Holdings, Inc.	1,050	76,167
Enova International, Inc. (a)	719	118,757
Esquire Financial Holdings, Inc.	239	25,485
FirstCash Holdings, Inc.	510	86,955
Nelnet, Inc. - Class A	210	27,699
NMI Holdings, Inc. (a)	2,761	106,906
Palomar Holdings, Inc. (a)	361	44,616
Red River Bancshares, Inc.	719	59,720
Skyward Specialty Insurance Group, Inc. (a)	1,047	46,717
StoneX Group, Inc. (a)	2,642	296,591
Victory Capital Holdings, Inc. - Class A	869	61,290
		950,903

Health Care - 21.1%
ADMA Biologics, Inc. (a)	4,801	83,057
Artivion, Inc. (a)	5,817	237,159
Axsome Therapeutics, Inc. (a)	301	55,459
BrightSpring Health Services, Inc. (a)	3,928	154,253
Ensign Group, Inc.	627	107,631
Guardian Pharmacy Services, Inc. - Class A (a)	2,608	78,762
Halozyme Therapeutics, Inc. (a)	1,232	88,347
Harrow, Inc. (a)	1,708	69,925
iRadimed Corp.	2,341	229,137
LeMaitre Vascular, Inc.	567	48,178
Medpace Holdings, Inc. (a)	91	53,006
Nutex Health, Inc. (a)(b)	181	26,931
Phibro Animal Health Corp. - Class A	2,700	108,405
RadNet, Inc. (a)	720	50,472
		1,390,722

Industrials - 29.9% (c)
Amentum Holdings, Inc. (a)	2,128	76,140
Applied Industrial Technologies, Inc.	333	86,717
AZZ, Inc.	540	67,117
Brink's Co.	331	42,050
Douglas Dynamics, Inc.	1,107	41,712
ESCO Technologies, Inc.	448	102,220
ExlService Holdings, Inc. (a)	603	23,607
Federal Signal Corp.	450	48,640
Gorman-Rupp Co.	2,369	129,087
Granite Construction, Inc. (b)	1,293	156,117
Huron Consulting Group, Inc. (a)	1,017	171,873
IBEX Holdings Ltd. (a)	3,418	127,150
Kratos Defense & Security Solutions, Inc. (a)(b)	1,170	120,522
Mueller Industries, Inc.	1,321	179,841
Mueller Water Products, Inc. - Class A	2,493	67,485
OPENLANE, Inc. (a)	3,001	90,150
Primoris Services Corp.	720	106,740
Sterling Infrastructure, Inc. (a)(b)	152	54,402
Upwork, Inc. (a)	6,032	120,821
Willdan Group, Inc. (a)	1,261	159,138
		1,971,529

Information Technology - 14.8%
A10 Networks, Inc.	3,387	59,069
ACM Research, Inc. - Class A (a)	687	39,929
Advanced Energy Industries, Inc. (b)	513	131,000
AvePoint, Inc. (a)	2,339	27,203
Bel Fuse, Inc. - Class B	360	72,428
Calix, Inc. (a)	1,023	45,697
Clear Secure, Inc. - Class A	2,458	80,180
Digi International, Inc. (a)	1,951	84,030
InterDigital, Inc. (b)	453	147,877
Red Violet, Inc. (a)	2,883	131,119
Sanmina Corp. (a)	1,078	152,731
		971,263

Materials - 1.9%
Hawkins, Inc.	630	82,057
Worthington Steel, Inc.	990	39,828
		121,885
TOTAL COMMON STOCKS (Cost $6,169,679)		6,435,667

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	449,991	449,991
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $449,991)		449,991

MONEY MARKET FUNDS - 2.3%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.61% (d)	152,277	152,277
TOTAL MONEY MARKET FUNDS (Cost $152,277)		152,277

TOTAL INVESTMENTS - 106.9% (Cost $6,771,947)		7,037,935
Liabilities in Excess of Other Assets - (6.9)%		(451,488)
TOTAL NET ASSETS - 100.0%		$6,586,447

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $428,447.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

AAM Sawgrass U.S. Small Cap Quality Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,435,667	$–	$–	$6,435,667
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	449,991
Money Market Funds	152,277	–	–	152,277
Total Investments	$6,587,944	$–	$–	$7,037,935

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $449,991 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.